Interest and similar income and expenses and income of financial assets and liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2023
Interest And Similar Income And Expenses And Income Of Financial Assets And Liabilities At Fair Value Through Profit Or Loss
Schedule of interest and similar income

	01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Compulsory deposits with the Central Bank of Brazil	12,569	10,228	3,613
Interbank deposits	4,122	3,145	1,203
Securities purchased under agreements to resell	33,898	25,467	9,812
Financial assets at fair value through other comprehensive income	27,463	20,546	17,193
Financial assets at amortized cost	13,126	11,823	4,820
Loan operations	130,462	116,844	92,789
Other financial assets	745	1,112	(177)
Total	222,385	189,165	129,253

Schedule of interest and similar expense

	01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Deposits	(71,508)	(52,358)	(20,492)
Securities sold under repurchase agreements	(41,624)	(28,399)	(8,635)
Interbank market funds	(34,543)	(22,878)	(24,929)
Institutional market funds	(10,239)	(12,757)	(9,865)
Other	(336)	(355)	(5,384)
Total	(158,250)	(116,747)	(69,305)

Schedule of financial assets and liabilities at fair value through profit or loss

	01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Securities	31,399	8,882	7,439
Derivatives (1)	(2,954)	3,477	9,716
Financial assets designated at fair value through profit or loss	479	660	(483)
Other financial assets at fair value through profit or loss	1,897	1,800	838
Financial liabilities at fair value through profit or loss	(1,731)	(1,535)	(843)
Financial liabilities designated at fair value	55	41	11
Total	29,145	13,325	16,678
1)	Includes the ineffective derivatives portion related to hedge accounting.